Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Payables
Details of trade and other payables as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Current liabilities
Trade payables	￦	1,304,795	￦	1,239,717
Other payables		6,292,683		4,970,382

Total	￦	7,597,478	￦	6,210,099

Non-current liabilities
Trade payables	￦	1,733	￦	1,528
Other payables		1,080,487		806,012

Total	￦	1,082,220	￦	807,540

Summary of Other Payables
Details of other payables as at December 31, 2019 and 2020 are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Non-trade payables 1	￦	5,275,224	￦	3,841,227
Accrued expenses		987,624		933,978
Operating deposits		910,045		803,904
Others		200,277		197,285
Less: non-current		(1,080,487)		(806,012)

Current	￦	6,292,683	￦	4,970,382

1	Settlement payables of BC Card Co., Ltd., a subsidiary of the Group, of ￦ 1,007,171 million related to credit card transactions are included as at December 31, 2020 (2019: ￦ 1,824,068 million).